Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021 INR (₨) Segments	Mar. 31, 2020 INR (₨) Segments
Disclosure of detailed information about intangible assets [line items]
Number of operating segments | Segments	3	3
Impairment of goodwill | ₨	₨ 0	₨ 0